Schedule of Investments (unaudited)	iShares® J.P. Morgan EM Local Currency Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Brazil — 4.6%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/23(a)	BRL	29,000	$4,642,965
0.00%, 01/01/24(a)	BRL	41,697	6,345,187
0.00%, 07/01/24(a)	BRL	13,000	1,883,129
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/23	BRL	16,557	3,061,035
Series F, 10.00%, 01/01/25	BRL	14,399	2,632,490
Series F, 10.00%, 01/01/29	BRL	8,263	1,458,122
Series F, 10.00%, 01/01/31	BRL	5,000	874,693
Brazil Notas do Tesouro Nacional Serie F, Series F 10.00%, 01/01/27	BRL	17,193	3,100,279
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	91,512
10.25%, 01/10/28	BRL	1,420	257,387
			24,346,799
Chile — 4.5%
Bonos de la Tesoreria de la Republica en pesos
2.30%, 10/01/28(b)(c)	CLP	520,000	528,902
2.50%, 03/01/25	CLP	4,655,000	5,286,106
4.00%, 03/01/23(b)(c)	CLP	1,400,000	1,708,398
4.50%, 03/01/26	CLP	3,115,000	3,730,596
4.70%, 09/01/30(b)(c)	CLP	3,165,000	3,704,046
5.00%, 10/01/28(b)(c)	CLP	1,290,000	1,548,000
5.00%, 03/01/35	CLP	3,415,000	3,976,699
6.00%, 01/01/43	CLP	2,775,000	3,553,227
			24,035,974
China — 12.0%
China Government Bond
1.99%, 04/09/25	CNY	18,050	2,799,253
2.36%, 07/02/23	CNY	16,270	2,562,564
2.47%, 09/02/24	CNY	5,020	792,803
2.68%, 05/21/30	CNY	29,450	4,576,459
2.69%, 08/12/26	CNY	7,600	1,207,684
2.84%, 04/08/24	CNY	9,550	1,519,874
2.85%, 06/04/27	CNY	18,230	2,910,429
2.88%, 11/05/23	CNY	17,590	2,794,440
2.89%, 11/18/31	CNY	4,010	639,131
2.94%, 10/17/24	CNY	16,630	2,654,299
3.01%, 05/13/28	CNY	10,040	1,610,464
3.02%, 10/22/25	CNY	23,150	3,714,640
3.02%, 05/27/31	CNY	15,180	2,433,397
3.03%, 03/11/26	CNY	8,790	1,412,434
3.12%, 12/05/26	CNY	20,380	3,293,736
3.13%, 11/21/29	CNY	22,580	3,633,327
3.19%, 04/11/24	CNY	15,490	2,481,525
3.22%, 12/06/25	CNY	11,340	1,831,997
3.25%, 06/06/26	CNY	15,360	2,493,256
3.25%, 11/22/28	CNY	18,540	3,017,766
3.27%, 11/19/30	CNY	22,610	3,693,831
3.28%, 12/03/27	CNY	16,620	2,712,852
3.29%, 10/18/23	CNY	12,620	2,019,711
3.29%, 05/23/29	CNY	15,310	2,499,584
3.72%, 04/12/51	CNY	7,470	1,252,209
3.81%, 09/14/50	CNY	20,930	3,545,730
			64,103,395
Colombia — 4.3%
Colombia Government International Bond, 9.85%, 06/28/27	COP	745,000	202,294
Security		Par (000)	Value

Colombia (continued)
Colombian TES
Series B, 5.75%, 11/03/27	COP	8,235,000	$1,824,544
Series B, 6.00%, 04/28/28	COP	11,810,200	2,612,237
Series B, 6.25%, 11/26/25	COP	8,324,800	1,983,194
Series B, 6.25%, 07/09/36	COP	5,060,000	976,846
Series B, 7.00%, 06/30/32	COP	11,377,100	2,481,542
Series B, 7.25%, 10/18/34	COP	11,820,600	2,557,078
Series B, 7.25%, 10/26/50	COP	6,251,100	1,232,581
Series B, 7.50%, 08/26/26	COP	12,011,800	2,941,986
Series B, 7.75%, 09/18/30	COP	8,357,600	1,974,030
Series B, 10.00%, 07/24/24	COP	9,467,500	2,532,454
Titulos De Tesoreria Bonds, Series B 7.00%, 03/26/31	COP	6,442,800	1,434,564
			22,753,350
Czech Republic — 4.4%
Czech Republic Government Bond
0.05%, 11/29/29	CZK	19,010	678,229
0.25%, 02/10/27	CZK	43,280	1,704,056
0.45%, 10/25/23(c)	CZK	37,560	1,627,214
0.95%, 05/15/30(c)	CZK	44,610	1,703,862
1.00%, 06/26/26(c)	CZK	47,400	1,961,206
1.20%, 03/13/31	CZK	41,010	1,575,904
1.25%, 02/14/25	CZK	23,670	1,015,938
1.50%, 04/24/40	CZK	13,730	470,467
1.75%, 06/23/32	CZK	21,830	874,718
2.00%, 10/13/33	CZK	49,240	1,988,892
2.40%, 09/17/25(c)	CZK	51,780	2,292,060
2.50%, 08/25/28(c)	CZK	46,550	2,031,496
2.75%, 07/23/29	CZK	41,940	1,854,592
4.20%, 12/04/36(c)	CZK	20,390	1,036,793
4.70%, 09/12/22(c)	CZK	26,620	1,231,548
5.70%, 05/25/24(c)	CZK	27,220	1,304,259
			23,351,234
Dominican Republic — 4.2%
Dominican Republic International Bond
8.90%, 02/15/23(c)	DOP	474,350	8,403,418
9.75%, 06/05/26(c)	DOP	763,650	13,770,195
			22,173,613
Egypt — 2.1%
Egypt Government Bond
14.06%, 01/12/26	EGP	27,159	1,681,485
14.37%, 10/20/25	EGP	43,591	2,762,855
14.48%, 04/06/26	EGP	25,170	1,604,167
14.53%, 09/14/24	EGP	19,241	1,218,909
14.56%, 07/06/26	EGP	8,522	542,512
14.56%, 10/13/27	EGP	23,405	1,451,787
14.66%, 10/06/30	EGP	18,421	1,150,318
16.10%, 05/07/29	EGP	14,812	993,752
			11,405,785
Hungary — 4.4%
Hungary Government Bond
1.00%, 11/26/25	HUF	651,500	1,804,566
1.50%, 08/23/23	HUF	293,560	895,996
1.50%, 04/22/26	HUF	631,240	1,752,219
1.50%, 08/26/26	HUF	392,850	1,079,115
1.75%, 10/26/22	HUF	260,890	811,097
2.00%, 05/23/29	HUF	398,420	1,038,964
2.25%, 04/20/33	HUF	552,020	1,343,279
2.50%, 10/24/24	HUF	455,360	1,373,489

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hungary (continued)
2.75%, 12/22/26	HUF	460,210	$1,329,506
3.00%, 06/26/24	HUF	388,310	1,191,804
3.00%, 10/27/27	HUF	552,850	1,591,719
3.00%, 08/21/30	HUF	518,860	1,419,872
3.00%, 10/27/38	HUF	351,800	853,520
3.00%, 04/25/41	HUF	294,770	686,958
3.25%, 10/22/31	HUF	716,380	1,965,190
5.50%, 06/24/25	HUF	491,850	1,598,143
6.00%, 11/24/23	HUF	473,890	1,545,327
6.75%, 10/22/28	HUF	293,660	1,024,604
			23,305,368
Indonesia — 4.3%
Indonesia Treasury Bond
5.13%, 04/15/27	IDR	5,114,000	352,561
5.50%, 04/15/26	IDR	16,486,000	1,154,318
5.63%, 05/15/23	IDR	6,893,000	491,408
6.13%, 05/15/28	IDR	9,215,000	641,052
6.25%, 06/15/36	IDR	5,099,000	347,450
6.38%, 04/15/32	IDR	3,578,000	246,544
6.50%, 06/15/25	IDR	13,233,000	962,894
6.50%, 02/15/31	IDR	21,130,000	1,464,790
6.63%, 05/15/33	IDR	6,152,000	423,479
7.00%, 05/15/27	IDR	15,733,000	1,158,479
7.00%, 09/15/30	IDR	19,372,000	1,381,309
7.13%, 06/15/42	IDR	5,332,000	377,229
7.50%, 08/15/32	IDR	8,278,000	603,784
7.50%, 06/15/35	IDR	8,675,000	632,316
7.50%, 05/15/38	IDR	12,212,000	883,082
7.50%, 04/15/40	IDR	10,561,000	767,365
8.13%, 05/15/24	IDR	10,195,000	764,873
8.25%, 05/15/29	IDR	8,969,000	688,484
8.25%, 06/15/32	IDR	5,783,000	444,320
8.25%, 05/15/36	IDR	10,734,000	823,970
8.38%, 03/15/24	IDR	18,660,000	1,399,954
8.38%, 09/15/26	IDR	10,796,000	839,239
8.38%, 03/15/34	IDR	12,247,000	949,479
8.38%, 04/15/39	IDR	10,957,000	855,182
8.75%, 05/15/31	IDR	5,305,000	420,136
9.00%, 03/15/29	IDR	11,916,000	949,916
9.50%, 07/15/31	IDR	5,720,000	472,292
10.50%, 08/15/30	IDR	3,789,000	328,659
11.00%, 09/15/25	IDR	2,856,000	236,511
Perusahaan Penerbit SBSN Indonesia
6.63%, 10/15/24	IDR	11,181,000	817,284
8.25%, 09/15/23	IDR	8,832,000	651,702
8.88%, 11/15/31	IDR	8,608,000	699,024
			23,229,085
Malaysia — 4.4%
Malaysia Government Bond
2.63%, 04/15/31	MYR	3,090	676,186
3.48%, 03/15/23	MYR	3,901	945,588
3.48%, 06/14/24	MYR	4,078	988,395
3.50%, 05/31/27	MYR	3,561	853,935
3.73%, 06/15/28	MYR	4,532	1,094,739
3.76%, 04/20/23	MYR	1,950	474,723
3.76%, 05/22/40	MYR	4,270	954,369
3.80%, 08/17/23	MYR	1,841	449,375
3.83%, 07/05/34	MYR	4,509	1,052,654
3.89%, 08/15/29	MYR	3,848	932,663
Security		Par (000)	Value

Malaysia (continued)
3.90%, 11/30/26	MYR	2,291	$562,282
3.90%, 11/16/27	MYR	3,235	791,554
3.91%, 07/15/26	MYR	2,769	678,579
3.96%, 09/15/25	MYR	5,632	1,385,632
4.06%, 09/30/24	MYR	1,945	478,640
4.07%, 06/15/50	MYR	3,527	799,378
4.18%, 07/15/24	MYR	2,543	626,226
4.25%, 05/31/35	MYR	2,056	500,060
4.76%, 04/07/37	MYR	2,616	670,158
Malaysia Government Investment Issue
3.15%, 05/15/23	MYR	2,423	585,648
3.42%, 09/30/27	MYR	2,814	670,044
3.45%, 07/15/36	MYR	2,694	591,576
3.47%, 10/15/30	MYR	4,653	1,090,428
3.66%, 10/15/24	MYR	2,709	659,823
3.73%, 03/31/26	MYR	3,969	964,082
4.09%, 11/30/23	MYR	2,600	640,604
4.13%, 08/15/25	MYR	2,835	699,328
4.13%, 07/09/29	MYR	2,100	518,229
4.26%, 07/26/27	MYR	2,796	694,122
4.37%, 10/31/28	MYR	3,374	844,796
Malaysia Investment Issue Bond, 4.42%, 09/30/41	MYR	2,188	528,554
			23,402,370
Mexico — 4.4%
Mexican Bonos
5.50%, 03/04/27	MXN
Series M, 5.75%, 03/05/26	MXN	67,162	3,056,426
Series M, 6.75%, 03/09/23	MXN	25,400	1,224,440
Series M, 7.75%, 05/29/31	MXN	42,336	2,063,283
Series M, 7.75%, 11/23/34	MXN	16,000	776,614
Series M, 7.75%, 11/13/42	MXN	27,402	1,296,844
Series M, 8.00%, 12/07/23	MXN	35,515	1,734,282
Series M, 8.00%, 09/05/24	MXN	48,804	2,394,760
Series M, 8.00%, 11/07/47	MXN	33,855	1,641,714
Series M 20, 7.50%, 06/03/27	MXN	46,070	2,231,273
Series M 20, 8.50%, 05/31/29	MXN	40,539	2,067,214
Series M 20, 10.00%, 12/05/24	MXN	41,083	2,119,186
Series M 30, 8.50%, 11/18/38	MXN	35,106	1,793,843
Series M 30, 10.00%, 11/20/36	MXN	10,223	592,997
			23,346,098
Peru — 4.4%
Peru Government Bond
5.35%, 08/12/40	PEN	6,851	1,499,011
5.40%, 08/12/34	PEN	8,336	1,955,621
5.70%, 08/12/24	PEN	5,377	1,436,374
5.94%, 02/12/29	PEN	12,743	3,344,439
6.15%, 08/12/32	PEN	12,210	3,136,084
6.35%, 08/12/28	PEN	12,268	3,304,030
6.90%, 08/12/37	PEN	11,156	2,916,338
6.95%, 08/12/31	PEN	11,687	3,204,755
8.20%, 08/12/26	PEN	8,834	2,588,310
			23,384,962

Philippines — 4.4%
Philippine Government International Bond
3.90%, 11/26/22	PHP	398,000	7,680,967
6.25%, 01/14/36	PHP	725,000	15,852,462
			23,533,429

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Poland — 4.3%
Republic of Poland Government Bond
0.25%, 10/25/26	PLN	8,130	$1,671,205
0.75%, 04/25/25	PLN	7,025	1,565,168
1.25%, 10/25/30	PLN	8,163	1,601,134
2.25%, 10/25/24	PLN	8,322	1,965,935
2.50%, 01/25/23	PLN	6,866	1,666,668
2.50%, 04/25/24	PLN	7,267	1,738,738
2.50%, 07/25/26	PLN	11,223	2,584,033
2.50%, 07/25/27	PLN	5,720	1,295,734
2.75%, 04/25/28	PLN	7,455	1,702,186
2.75%, 10/25/29	PLN	10,806	2,422,959
3.25%, 07/25/25	PLN	8,853	2,125,935
4.00%, 10/25/23	PLN	5,596	1,380,642
5.75%, 09/23/22	PLN	5,053	1,264,306
			22,984,643
Romania — 4.3%
Romania Government Bond
3.25%, 04/29/24	RON	6,335	1,397,626
3.25%, 06/24/26	RON	5,555	1,175,957
3.50%, 12/19/22	RON	5,335	1,205,672
3.65%, 07/28/25	RON	5,715	1,248,676
3.65%, 09/24/31	RON	6,270	1,227,832
3.70%, 11/25/24	RON	5,715	1,264,932
4.00%, 10/25/23	RON	6,445	1,453,156
4.15%, 01/26/28	RON	5,735	1,242,049
4.15%, 10/24/30	RON	5,730	1,186,030
4.25%, 06/28/23	RON	5,660	1,282,964
4.40%, 09/25/23	RON	6,600	1,498,540
4.50%, 06/17/24	RON	5,675	1,284,895
4.75%, 02/24/25	RON	5,420	1,228,033
4.75%, 10/11/34	RON	2,620	545,488
4.85%, 04/22/26	RON	6,040	1,363,528
5.00%, 02/12/29	RON	6,560	1,466,760
5.80%, 07/26/27	RON	6,480	1,519,494
5.85%, 04/26/23	RON	5,780	1,336,796
			22,928,428
Russia — 4.3%
Russian Federal Bond - OFZ
4.50%, 07/16/25	RUB	114,937	1,273,986
5.70%, 05/17/28	RUB	115,657	1,231,480
6.00%, 10/06/27	RUB	98,797	1,086,906
6.10%, 07/18/35	RUB	104,148	1,027,955
6.50%, 02/28/24	RUB	79,588	972,267
6.70%, 03/14/29	RUB	90,830	1,013,547
6.90%, 05/23/29	RUB	82,175	927,005
6.90%, 07/23/31	RUB	89,086	982,169
7.00%, 01/25/23	RUB	31,480	397,397
7.00%, 08/16/23	RUB	78,190	975,259
7.05%, 01/19/28	RUB	85,325	984,507
7.10%, 10/16/24	RUB	85,774	1,048,225
7.15%, 11/12/25	RUB	99,818	1,196,286
7.25%, 05/10/34	RUB	91,831	1,016,270
7.40%, 12/07/22	RUB	85,352	1,084,908
7.40%, 07/17/24	RUB	91,456	1,129,721
7.65%, 04/10/30	RUB	92,124	1,077,378
7.70%, 03/23/33	RUB	95,629	1,105,254
7.70%, 03/16/39	RUB	73,804	835,876
7.75%, 09/16/26	RUB	81,116	982,643
7.95%, 10/07/26	RUB	80,104	977,638
Security		Par (000)		Value

Russia (continued)
8.15%, 02/03/27	RUB	74,310		$912,212
8.50%, 09/17/31	RUB	58,340		718,063
				22,956,952
Serbia — 4.4%
Serbia Treasury Bonds
4.50%, 01/11/26	RSD	833,440		8,312,425
4.50%, 08/20/32	RSD	823,920		8,374,506
5.88%, 02/08/28	RSD	611,750		6,624,374
				23,311,305
South Africa — 4.4%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	15,900		726,431
6.50%, 02/28/41	ZAR	18,335		796,828
7.00%, 02/28/31	ZAR	20,060		1,099,815
7.75%, 02/28/23	ZAR	12,950		863,126
8.00%, 01/31/30	ZAR	53,959		3,243,536
8.25%, 03/31/32	ZAR	39,618		2,321,015
8.50%, 01/31/37	ZAR	38,661		2,141,357
8.75%, 01/31/44	ZAR	33,226		1,817,165
8.75%, 02/28/48	ZAR	54,437		2,973,071
8.88%, 02/28/35	ZAR	34,274		2,003,529
9.00%, 01/31/40	ZAR	27,355		1,555,033
10.50%, 12/21/26	ZAR	56,642		4,092,516
				23,633,422
Thailand — 4.4%
Thailand Government Bond
0.75%, 06/17/24	THB	47,831		1,434,867
0.95%, 06/17/25	THB	43,071		1,291,707
1.00%, 06/17/27	THB	22,563		661,622
1.45%, 12/17/24	THB	48,040		1,465,317
1.59%, 12/17/35	THB	27,727		739,313
1.60%, 12/17/29	THB	33,086		968,942
1.60%, 06/17/35	THB	20,877		563,239
2.00%, 12/17/22	THB	27,311		831,032
2.00%, 12/17/31	THB	29,092		862,045
2.00%, 06/17/42	THB	20,662		535,083
2.13%, 12/17/26	THB	49,802		1,547,725
2.40%, 12/17/23	THB	38,890		1,205,785
2.88%, 12/17/28	THB	33,657		1,081,800
2.88%, 06/17/46	THB	33,526		968,406
3.30%, 06/17/38	THB	46,737		1,500,399
3.40%, 06/17/36	THB	38,294		1,246,020
3.63%, 06/16/23	THB	32,884		1,027,478
3.65%, 06/20/31	THB	35,311		1,199,726
3.78%, 06/25/32	THB	43,213		1,481,553
3.85%, 12/12/25	THB	39,622		1,311,358
4.26%, 12/12/37(c)	THB	470		16,702
4.88%, 06/22/29	THB	45,311		1,638,645
				23,578,764
Turkey — 4.4%
Turkey Government Bond
7.10%, 03/08/23	TRY	26,018		1,728,641
8.00%, 03/12/25	TRY	26,045		1,360,887
8.50%, 09/14/22	TRY	16,739		1,196,996
9.00%, 07/24/24	TRY	28,746		1,647,708
10.40%, 03/20/24	TRY	13,481		823,824
10.50%, 08/11/27	TRY	28,065		1,308,411
10.60%, 02/11/26	TRY	35,337		1,859,668
10.70%, 08/17/22	TRY	0	(d)	—

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security		Par/ Shares (000)	Value

Turkey (continued)
11.00%, 02/24/27	TRY	24,253	$1,187,110
11.70%, 11/13/30	TRY	54,653	2,430,002
12.20%, 01/18/23	TRY	32,828	2,336,363
12.40%, 03/08/28	TRY	16,247	819,043
12.60%, 10/01/25	TRY	70,683	4,046,154
16.20%, 06/14/23	TRY	40,629	2,909,860
			23,654,667
Uruguay — 4.4%
Uruguay Government International Bond
8.25%, 05/21/31	UYU	652,321	14,240,085
8.50%, 03/15/28(c)	UYU	421,596	9,438,339
			23,678,424

Total Foreign Government Obligations — 97.3%
(Cost: $576,112,139)			519,098,067

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)		13,210	13,210,000

Total Short-Term Investments — 2.5%
(Cost: $13,210,000)			13,210,000

Total Investments in Securities — 99.8%
(Cost: $589,322,139)			532,308,067

Other Assets, Less Liabilities — 0.2%			1,330,104

Net Assets — 100.0%			$533,638,171

(a)	Zero-coupon bond.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Rounds to less than 1,000.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,000,000	$12,210,000	(a)	$—	$—	$—	$13,210,000	13,210	$70	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
January 31, 2022

Fair Value Measurements (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$519,098,067	$—	$519,098,067
Money Market Funds	13,210,000	—	—	13,210,000
	$13,210,000	$519,098,067	$—	$532,308,067

Currency Abbreviations

BRL	Brazilian Real	PLN	Polish Zloty
CLP	Chilean Peso	RON	Romanian Leu
CNY	Chinese Yuan	RSD	Serbian Dinar
COP	Colombian Peso	RUB	Russian Ruble
CZK	Czech Koruna	THB	Thai Baht
DOP	Dominican Peso	TRY	Turkish Lira
HUF	Hungarian Forint	UYU	Uruguayan Peso
IDR	Indonesian Rupiah	ZAR	South African Rand
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippine Peso